SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BOSTON BRUSSELS CHICAGO DALLAS FRANKFURT GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES NEW YORK PALO ALTO SAN FRANCISCO	SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

January 24, 2014

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Short Obligations Fund and

BlackRock Ultra-Short Obligations Fund,

each of BlackRock FundsSM

Post-Effective Amendment No. 338 to

Registration Statement on Form N-1A

(File Nos. 33-26305 and 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 338 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to its portfolios BlackRock Short Obligations Fund and BlackRock Ultra-Short Obligations Fund (together, the “Funds”). The Registration Statement is being filed to amend each Fund’s fundamental investment restriction on concentration in a particular industry. Currently, each Fund concentrates its investments in obligations of issuers in the financial services industry. Going forward, each Fund will not be permitted to concentrate its investments in a particular industry. The Funds’ Prospectuses are being amended to revise the Funds’ strategies and risk factors. The Registration Statement also contains an updated Statement of Additional Information relating to the Funds, which discloses the amended concentration policy.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Reference is made to Post-Effective Amendment No. 302 to the Registration Statement on Form N-1A of the Trust on behalf of the Funds, which was originally filed as Post-Effective Amendment No. 292 with the Commission on May 10, 2013 and became effective on July 9, 2013 (the “Prior Filing”). Whereas the Prior Filing was made in order to register Institutional Shares, a new share class, of each of the Funds, the current filing is being made to amend the Funds’ concentration policy.

The disclosure in the Funds’ Prospectuses and Part I of its Statement of Additional Information is substantively identical to the Prior Filing with respect to the following matters:

Prospectus:

•	Account Information

•	Management of the Funds

•	General Information

•	Glossary

•	For More Information

Statement of Additional Information – Part I:

•	Investment Objectives and Policies

•	Information on Trustees and Officers

•	Management, Advisory and Other Service Arrangements

•	Information on Sales Charges and Distribution Related Expenses

•	Computation of Offering Price Per Share

•	Portfolio Transactions and Brokerage

•	Additional Information

Part II of the Funds’ Statement of Additional Information is substantially identical to that contained in the Prior Filing.

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to the undersigned at (212) 839-5511.

Very truly yours,

/s/ Douglas McCormack
Douglas McCormack

Enclosures

cc:	Benjamin Archibald

Tricia Meyer

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